UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    July 31, 2007

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		$126,966

List of Other Included Managers:

NONE


                            TITLE                     VALUE       SHARES/  SHRS/     INVS
NAME OF ISSUER             OF CLASS      CUSIP        (x$1000)    PRN AMT   PRN      DSCR
------------------------------------------------------------------------------------------------
3M Company                   COM       88579Y101          2022      23300   SHR      SOLE
Abbott Laboratories          COM       002824100           659      12300   SHR      SOLE
Accenture                    COM       G1150G111          1943      45300   SHR      SOLE
Adobe Systems Inc            COM       00724F101          1088      27100   SHR      SOLE
Aflac Inc                    COM       001055102           807      15700   SHR      SOLE
Akamai Technologies          COM       00971T101          1235      25400   SHR      SOLE
Allegheny Tech Inc           COM       01741R102          1521      14500   SHR      SOLE
Allergan Inc.                COM       001849010          1764      30600   SHR      SOLE
American Movil S A DE CV     ADR       02364W105          2347      37900   SHR      SOLE
Amern Tower Corp Class A     COM       029912201          1558      37100   SHR      SOLE
Apache Corp                  COM       037411105           849      10400   SHR      SOLE
AT& T INC                    COM       00206R102           355       8560   SHR      SOLE
Autodesk Inc                 COM       052769106           537      11400   SHR      SOLE
Automatic Data Processing    COM       053015103          1188      24500   SHR      SOLE
Bank of America              COM       060505104          2482      50765   SHR      SOLE
Barclays Plc                 ADR       06738E204          1434      25700   SHR      SOLE
Berkshire Hathaway Cl B      COM       084670207           620        172   SHR      SOLE
BP Amoco PLD ADR             ADR       055622104           760      10533   SHR      SOLE
Broadcom Corp                COM       111320107          1305      44600   SHR      SOLE
Burlington Northern Sante    COM       12189T104          1260      14800   SHR      SOLE
Capital One Financial        COM       14040H105           847      10800   SHR      SOLE
Chevrontexaco Corp           COM       166764100           431       5119   SHR      SOLE
China Mobile Limited         ADR       16941M109          1137      21100   SHR      SOLE
Cisco Systems Inc.           COM       17275R102          2484      89200   SHR      SOLE
Citigroup                    COM       172967101          2129      41500   SHR      SOLE
Colgate-Palmolive            COM       194162103          1236      19066   SHR      SOLE
Companhia Vale Do Adr        ADR       204412209          1724      38700   SHR      SOLE
Conocophillips Com           COM       20825C104          2148      27368   SHR      SOLE
Consol Energy Inc            ADR       20854P109          2651      57500   SHR      SOLE
Copano Energy Llc            COM       217202100           405       9500   SHR      SOLE
Corning Inc.                 COM       219350105          1048      41000   SHR      SOLE
Covance Inc                  COM       222816100          1022      14900   SHR      SOLE
CSX Corporation              COM       126408103          1668      37000   SHR      SOLE
CVS Corporation Delaware     COM       126650100           368      10100   SHR      SOLE
Danaher Corporation          COM       235851102           808      10700   SHR      SOLE
Diageo PLC ADR               ADR       386090302          2552      30635   SHR      SOLE
Ebay, Inc.                   COM       278642103          1722      53500   SHR      SOLE
Eli Lilly & Co.              COM       532457108           693      12396   SHR      SOLE
Emerson Electric Company     COM       291011104           744      15900   SHR      SOLE
Encana Corporation           ADR       292505104           762      12400   SHR      SOLE
EOG Resources                COM       26875P101           329       4500   SHR      SOLE
Expeditors Intl Wash         COM       302130109           797      19300   SHR      SOLE
Express 1 Expidited Soluti   COM       815801105            22      16500   SHR      SOLE
Exxon Mobile Corp.           COM       30231G102          1709      20379   SHR      SOLE
FedEx Corp                   COM       31428X106          2563      23100   SHR      SOLE
Fluor Corp.                  COM       343861100          1247      11200   SHR      SOLE
General Electric             COM       369604103          4803     125476   SHR      SOLE
Goldman Sachs Group Inc.     COM       38141G104           398       1837   SHR      SOLE
Hartford Finl. Services      COM       416515104          1882      19100   SHR      SOLE
Henry Schein Inc             COM       806407102          1838      34400   SHR      SOLE
Honda Motor Co Ltd Adr       ADR       438128308           820      22600   SHR      SOLE
HSBC Holdings PLC-SPON       ADR       404280406          1684      18350   SHR      SOLE
Intel Corporation            COM       458140100           885      37300   SHR      SOLE
J.P. Morgan Chase & Co.      COM       46625H100          1081      22310   SHR      SOLE
Johnson & Johnson            COM       478160104          2342      38000   SHR      SOLE
Marriott Intl Inc Cl A       COM       571903202          1306      30200   SHR      SOLE
Marshall & Ilsley Corp       COM       571834100           681      14304   SHR      SOLE
McCormick & Co.              COM       579780206           462      12100   SHR      SOLE
Medtronic Inc                COM       585055106          1516      29225   SHR      SOLE
Microchip Technology Inc     COM       595017104           322       8700   SHR      SOLE
Microsoft Corporation        COM       594918104          3422     116130   SHR      SOLE
Monsanto                     COM       61166W101          4059      60100   SHR      SOLE
Oracle Corp                  COM       68389X105           538      27300   SHR      SOLE
Paincare Holdings Inc        COM       69562E104             4      12050   SHR      SOLE
PepsiCo Inc.                 COM       713448108          2802      43200   SHR      SOLE
Petroleo Brasileiro Adrf     ADR       71654V408           582       4800   SHR      SOLE
Praxair, Inc.                COM       74005P104          1425      19800   SHR      SOLE
Procter & Gamble             COM       742718109          2664      43534   SHR      SOLE
Republic Bancorp Incl KY C   COM       760281204           184      11104   SHR      SOLE
Roche Hldg Ltd Spon Adrf     ADR       771195104          1961      22050   SHR      SOLE
Schlumberger Ltd.            ADR       806857108          2493      29350   SHR      SOLE
Simon Property Group, Inc    COM       828806109           270       2900   SHR      SOLE
Starbucks Corporation        COM       855244109          1897      72300   SHR      SOLE
Starwood Hotels & Resort     COM       85590A401           664       9900   SHR      SOLE
Stryker Corp                 COM       863667101          1661      26325   SHR      SOLE
Suncor Energy                ADR       867229106           755       8400   SHR      SOLE
Target Corp.                 COM       87612E106           363       5700   SHR      SOLE
Textron Incorporated         COM       883203101          1376      12500   SHR      SOLE
Toyota Motor                 ADR       892331307          2215      17600   SHR      SOLE
Transocean Offshore Inc.     COM       893817106           774       7300   SHR      SOLE
UNITED COMM BANCORP          COM       909835100           308      20000   SHR      SOLE
United Technologies Corp.    COM       913017109          1213      17100   SHR      SOLE
Verizon Communications       COM       92343V104          1029      25000   SHR      SOLE
Walgreen Company             COM       931422109          3074      70600   SHR      SOLE
Wells Fargo & Co             COM       949746101          1076      30600   SHR      SOLE
Williams Companies, Inc.     COM       969457100           711      22500   SHR      SOLE
Wyeth                        COM       983024100          1841      32103   SHR      SOLE
XTO Energy                   COM       98385X106          1208      20100   SHR      SOLE
